CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2024	Jun. 07, 2024	Jun. 06, 2024	Dec. 31, 2023	Dec. 31, 2022
CONDENSED CONSOLIDATED BALANCE SHEETS
Preferred stock, par value	$ 0.001			$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000			5,000,000	5,000,000
Preferred stock, shares issued	0			0	0
Preferred stock, shares outstanding	0			0	0
Common stock, par value	$ 0.001			$ 0.001	$ 0.001
Common stock, shares authorized	16,666,667	16,666,667	8,333,333	8,333,333	8,333,333
Common stock, shares issued	4,750,553			4,540,059	4,483,112
Common stock, shares outstanding	4,750,553			4,540,059	4,483,112